REVENUES - BY TIMING OF RECOGNITION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 12,067	$ 23,347
Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18	81
Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	765	1,448
Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	851	1,777
Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,112	2,189
Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,637	16,712
Residential [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	682	1,138
Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2	2
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,274	15,581
Goods or services transferred at point in time [member] | Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Goods or services transferred at point in time [member] | Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	326	580
Goods or services transferred at point in time [member] | Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11	41
Goods or services transferred at point in time [member] | Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	63	125
Goods or services transferred at point in time [member] | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,190	13,695
Goods or services transferred at point in time [member] | Residential [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	682	1,138
Goods or services transferred at point in time [member] | Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2	2
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,793	7,766
Goods or services transferred over time [member] | Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18	81
Goods or services transferred over time [member] | Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	439	868
Goods or services transferred over time [member] | Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	840	1,736
Goods or services transferred over time [member] | Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,049	2,064
Goods or services transferred over time [member] | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,447	3,017
Goods or services transferred over time [member] | Residential [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Goods or services transferred over time [member] | Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 0